UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
1/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (76.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.4%)

Government National Mortgage Association Pass-Through Certificates
5s, July 20, 2041			$5,630,818	$6,260,106
5s, TBA, March 1, 2045			2,000,000	2,176,562
5s, TBA, February 1, 2045			2,000,000	2,176,250
4 1/2s, TBA, March 1, 2045			14,000,000	15,179,063
4 1/2s, TBA, February 1, 2045			14,000,000	15,196,563
4s, with due dates from March 20, 2044 to July 20, 2044			7,126,273	7,740,828
4s, TBA, March 1, 2045			8,000,000	8,519,062
4s, TBA, February 1, 2045			8,000,000	8,531,875
3 1/2s, TBA, March 1, 2045			12,000,000	12,638,906
3 1/2s, TBA, February 1, 2045			12,000,000	12,671,250
3s, TBA, March 1, 2045			29,000,000	30,019,530

				121,109,995
U.S. Government Agency Mortgage Obligations (70.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			5,459,424	6,142,001
4s, with due dates from April 1, 2041 to October 1, 2043			10,228,488	11,175,311
3 1/2s, with due dates from April 1, 2042 to February 1, 2044			12,438,317	13,253,282
3s, March 1, 2043			3,455,991	3,574,521

Federal National Mortgage Association Pass-Through Certificates
7s, January 1, 2017			246	247
6s, TBA, March 1, 2045			10,000,000	11,313,281
6s, TBA, February 1, 2045			10,000,000	11,321,875
4 1/2s, with due dates from September 1, 2040 to February 1, 2044			12,988,393	14,408,603
4 1/2s, TBA, March 1, 2045			91,000,000	98,639,022
4 1/2s, TBA, February 1, 2045			35,000,000	37,980,467
4s, with due dates from June 1, 2042 to June 1, 2044			96,437,593	105,185,604
4s, TBA, March 1, 2045			16,000,000	17,101,920
4s, TBA, February 1, 2045			79,000,000	84,597,893
3 1/2s, with due dates from May 1, 2042 to July 1, 2043			4,323,965	4,593,463
3 1/2s, TBA, March 1, 2045			104,000,000	109,610,311
3 1/2s, TBA, February 1, 2045			92,000,000	97,189,370
3s, with due dates from February 1, 2043 to February 1, 2043			7,249,800	7,508,074
3s, TBA, April 1, 2045			10,000,000	10,288,672
3s, TBA, March 1, 2045			465,000,000	479,643,873
3s, TBA, February 1, 2045			462,000,000	477,700,793

				1,601,228,583

Total U.S. government and agency mortgage obligations (cost $1,709,065,907)				$1,722,338,578

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020(SEGSF)(SEGTBA)			$429,000	$444,648

Total U.S. treasury Obligations (cost $428,780)				$444,648

MORTGAGE-BACKED SECURITIES (39.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (14.2%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.934s, 2032			$135,800	$197,994
IFB Ser. 3408, Class EK, 25.123s, 2037			1,328,697	2,165,241
IFB Ser. 2976, Class LC, 23.809s, 2035			165,039	265,199
IFB Ser. 2979, Class AS, 23.663s, 2034			45,421	55,084
IFB Ser. 3072, Class SB, 23.039s, 2035			542,242	845,827
IFB Ser. 3249, Class PS, 21.726s, 2036			434,022	666,912
IFB Ser. 3065, Class DC, 19.361s, 2035			781,740	1,173,438
IFB Ser. 2990, Class LB, 16.52s, 2034			819,044	1,110,525
IFB Ser. 4105, Class HS, IO, 6.434s, 2042			4,670,960	1,122,291
IFB Ser. 263, Class S5, IO, 6.334s, 2042			5,698,950	1,525,780
IFB Ser. 4143, Class DS, IO, 5.954s, 2042			17,198,739	4,463,795
IFB Ser. 4165, Class SJ, IO, 5.934s, 2043			10,477,967	2,292,998
IFB Ser. 337, Class S1, IO, 5.884s, 2044			10,746,017	2,956,506
IFB Ser. 338, Class S2, IO, 5.884s, 2044			7,462,288	2,039,145
IFB Ser. 4245, Class AS, IO, 5.834s, 2043			12,589,505	2,659,439
IFB Ser. 271, Class S5, IO, 5.834s, 2042			13,143,632	3,281,965
IFB Ser. 3852, Class NT, 5.834s, 2041			2,882,458	3,066,936
IFB Ser. 326, Class S2, IO, 5.784s, 2044			25,960,509	6,771,565
IFB Ser. 310, Class S4, IO, 5.784s, 2043			3,644,887	973,622
IFB Ser. 327, Class S8, IO, 5.754s, 2044			14,065,998	3,517,906
IFB Ser. 314, Class AS, IO, 5.724s, 2043			8,489,827	2,178,135
Ser. 4132, Class IP, IO, 4 1/2s, 2042			13,277,942	1,999,520
Ser. 4122, Class TI, IO, 4 1/2s, 2042			4,927,741	827,860
Ser. 4018, Class DI, IO, 4 1/2s, 2041			5,683,927	778,357
Ser. 3707, Class PI, IO, 4 1/2s, 2025			3,127,499	282,945
Ser. 4116, Class MI, IO, 4s, 2042			11,478,771	1,858,837
Ser. 4338, Class TI, IO, 4s, 2029			13,514,965	1,712,481
Ser. 311, Class IO, IO, 3 1/2s, 2043			11,778,636	1,899,764
Ser. 4165, Class AI, IO, 3 1/2s, 2043			17,708,402	2,602,604
Ser. 303, Class C19, IO, 3 1/2s, 2043			7,788,130	1,339,984
Ser. 304, Class C22, IO, 3 1/2s, 2042			8,799,558	1,912,873
Ser. 4122, Class AI, IO, 3 1/2s, 2042			9,722,767	1,218,976
Ser. 3995, Class KI, IO, 3 1/2s, 2027			15,805,343	1,880,046
Ser. 3962, Class EI, IO, 3 1/2s, 2026			24,363,281	2,633,479
Ser. 4182, Class GI, IO, 3s, 2043			29,839,509	3,254,365
Ser. 4141, Class PI, IO, 3s, 2042			10,216,610	1,247,652
Ser. 4158, Class TI, IO, 3s, 2042			26,531,237	3,099,910
Ser. 4165, Class TI, IO, 3s, 2042			30,339,403	3,607,355
Ser. 4176, Class DI, IO, 3s, 2042			28,825,304	3,427,617
Ser. 4171, Class NI, IO, 3s, 2042			16,508,177	1,866,249
Ser. 4183, Class MI, IO, 3s, 2042			9,423,292	1,083,679
Ser. 13-4206, Class IP, IO, 3s, 2041			12,218,977	1,462,367
Ser. 4201, Class JI, IO, 3s, 2041			30,073,158	3,535,434
Ser. 4215, Class EI, IO, 3s, 2032			33,501,403	4,011,493
Ser. 4004, Class IO, IO, 3s, 2026			21,346,604	1,544,720
Ser. 13-4176, Class IA, IO, 2 1/2s, 2028			17,275,180	1,833,069
Ser. 4039, Class PI, IO, 2 1/2s, 2027			35,342,446	3,319,476
Ser. T-56, Class A, IO, 0.524s, 2043			10,429,588	176,407
Ser. T-56, Class 2, IO, zero %, 2043(F)			4,571,673	—
Ser. 3835, Class FO, PO, zero %, 2041			10,915,461	9,830,355
Ser. 3369, Class BO, PO, zero %, 2037			21,976	20,219
Ser. 3391, PO, zero %, 2037			213,822	197,775
Ser. 3300, PO, zero %, 2037			336,041	300,707
Ser. 3206, Class EO, PO, zero %, 2036			17,641	16,136
Ser. 3175, Class MO, PO, zero %, 2036			59,549	55,547
Ser. 3210, PO, zero %, 2036			61,606	59,052
FRB Ser. 3117, Class AF, zero %, 2036			16,824	14,285
Ser. 3326, Class WF, zero %, 2035(F)			17,387	14,604
FRB Ser. 3036, Class AS, zero %, 2035			6,600	6,580

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.891s, 2036			722,453	1,354,869
IFB Ser. 06-8, Class HP, 23.95s, 2036			629,528	1,008,001
IFB Ser. 05-45, Class DA, 23.803s, 2035			1,253,960	2,004,513
IFB Ser. 05-122, Class SE, 22.511s, 2035			1,233,743	1,878,794
IFB Ser. 05-75, Class GS, 19.745s, 2035			355,402	502,814
IFB Ser. 05-106, Class JC, 19.602s, 2035			676,035	1,051,458
IFB Ser. 05-83, Class QP, 16.957s, 2034			140,791	192,018
IFB Ser. 11-4, Class CS, 12.564s, 2040			1,509,858	1,858,345
IFB Ser. 13-19, Class DS, IO, 6.032s, 2041			8,130,796	1,455,921
Ser. 06-10, Class GC, 6s, 2034			2,122,356	2,154,192
IFB Ser. 12-134, Class SA, IO, 5.982s, 2042			5,876,151	1,475,960
IFB Ser. 13-59, Class SC, IO, 5.982s, 2043			11,646,145	2,459,088
IFB Ser. 12-128, Class ST, IO, 5.982s, 2042			6,262,150	1,501,163
IFB Ser. 13-128, Class SA, IO, 5.832s, 2043			11,200,102	2,795,098
Ser. 13-98, Class SA, IO, 5.782s, 2043			7,879,960	2,100,009
IFB Ser. 13-101, Class AS, IO, 5.782s, 2043			21,109,805	5,815,962
IFB Ser. 13-103, Class SK, IO, 5.752s, 2043			4,838,937	1,303,434
Ser. 13-101, Class SE, IO, 5.732s, 2043			11,362,932	3,111,853
IFB Ser. 13-136, Class SB, IO, 5.732s, 2044			29,138,697	7,057,392
IFB Ser. 13-102, Class SH, IO, 5.732s, 2043			11,668,638	3,084,955
Ser. 418, Class C24, IO, 4s, 2043			7,709,871	1,227,316
Ser. 12-124, Class UI, IO, 4s, 2042			21,900,479	3,635,480
Ser. 12-40, Class MI, IO, 4s, 2041			11,251,875	1,675,222
Ser. 12-62, Class EI, IO, 4s, 2041			15,514,377	2,251,538
Ser. 12-22, Class CI, IO, 4s, 2041			13,463,434	1,896,314
Ser. 14-54, Class IN, IO, 3 1/2s, 2043			9,287,227	1,171,119
Ser. 15-3, Class AI, IO, 3 1/2s, 2043			18,417,714	2,322,474
Ser. 418, Class C15, IO, 3 1/2s, 2043			16,421,539	2,715,070
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			10,150,873	1,466,911
Ser. 12-128, Class QI, IO, 3 1/2s, 2042			18,478,539	2,341,381
Ser. 12-101, Class PI, IO, 3 1/2s, 2040			29,164,251	2,770,280
Ser. 14-20, Class IA, IO, 3 1/2s, 2039			19,931,975	2,790,476
Ser. 13-55, Class IK, IO, 3s, 2043			8,400,843	1,033,724
Ser. 12-151, Class PI, IO, 3s, 2043			11,779,374	1,461,820
Ser. 12-144, Class KI, IO, 3s, 2042			19,770,849	2,326,040
Ser. 13-35, Class IP, IO, 3s, 2042			9,433,476	979,460
Ser. 13-55, Class PI, IO, 3s, 2042			15,713,265	1,658,692
Ser. 13-35, Class PI, IO, 3s, 2042			27,620,547	2,780,560
Ser. 13-67, Class IP, IO, 3s, 2042			19,666,254	1,966,822
Ser. 13-30, Class IP, IO, 3s, 2041			8,077,812	759,961
Ser. 13-23, Class LI, IO, 3s, 2041			9,675,552	892,763
Ser. 13-7, Class EI, IO, 3s, 2040			20,486,042	3,174,312
Ser. 14-59, Class AI, IO, 3s, 2040			20,199,589	2,320,586
Ser. 14-28, Class AI, IO, 3s, 2040			24,828,768	2,775,779
Ser. 13-69, Class IO, IO, 3s, 2031			39,021,486	4,585,025
Ser. 03-W10, Class 1, IO, 1.007s, 2043			7,045,094	174,476
Ser. 01-50, Class B1, IO, 0.419s, 2041			693,439	9,318
Ser. 2002-W6, Class 1AIO, 0.116s, 2042			874,285	1,913
Ser. 2005-W4, Class 1AIO, 0.094s, 2045			198,509	558
Ser. 03-34, Class P1, PO, zero %, 2043			200,764	166,634
Ser. 07-64, Class LO, PO, zero %, 2037			83,470	78,694
Ser. 07-14, Class KO, PO, zero %, 2037			252,880	236,248
Ser. 06-125, Class OX, PO, zero %, 2037			28,613	26,729
Ser. 06-84, Class OT, PO, zero %, 2036			26,421	24,536
Ser. 06-46, Class OC, PO, zero %, 2036			23,670	21,702

Ser. 14-10, Class IO, IO, 3 1/2s, 2042			14,256,561	1,541,878

Government National Mortgage Association
IFB Ser. 12-38, Class SC, IO, 6.532s, 2040			18,298,568	2,523,372
IFB Ser. 12-26, Class SP, IO, 6.482s, 2042			13,541,072	3,018,305
IFB Ser. 11-56, Class MI, IO, 6.282s, 2041			4,624,266	864,784
IFB Ser. 13-113, Class SL, IO, 6.062s, 2042			4,441,821	603,463
IFB Ser. 14-122, Class QS, IO, 6.032s, 2044			7,778,853	1,537,724
IFB Ser. 13-129, Class SN, IO, 5.982s, 2043			5,301,206	910,535
IFB Ser. 14-90, Class HS, IO, 5.932s, 2044			8,922,440	2,255,147
IFB Ser. 14-32, Class CS, IO, 5.932s, 2044			6,508,357	1,399,297
IFB Ser. 11-128, Class TS, IO, 5.882s, 2041			20,911,930	3,312,450
IFB Ser. 11-70, Class SM, IO, 5.722s, 2041			5,760,018	966,531
Ser. 14-25, Class QI, IO, 5s, 2044			11,482,789	2,195,509
Ser. 13-3, Class IT, IO, 5s, 2043			6,941,982	1,387,666
Ser. 11-116, Class IB, IO, 5s, 2040			5,884,632	302,508
Ser. 13-16, Class IB, IO, 5s, 2040			11,008,576	685,249
Ser. 10-35, Class UI, IO, 5s, 2040			8,132,836	1,718,062
Ser. 10-9, Class UI, IO, 5s, 2040			48,187,053	9,588,854
Ser. 09-121, Class UI, IO, 5s, 2039			15,835,174	2,810,585
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			7,123,518	1,463,954
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			7,354,382	1,272,010
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			6,873,032	1,259,908
Ser. 11-116, Class IA, IO, 4 1/2s, 2039			8,365,145	777,708
Ser. 14-71, Class BI, IO, 4 1/2s, 2029			21,715,555	2,828,885
Ser. 14-2, Class IL, IO, 4s, 2044			12,220,688	2,072,018
Ser. 14-63, Class PI, IO, 4s, 2043			17,544,400	2,501,831
Ser. 12-56, Class IB, IO, 4s, 2042			14,132,948	2,388,161
Ser. 12-50, Class PI, IO, 4s, 2041			32,531,102	4,160,728
Ser. 14-4, Class IK, IO, 4s, 2039			12,319,784	1,326,102
Ser. 11-71, Class IK, IO, 4s, 2039			17,314,195	1,967,161
Ser. 14-162, Class DI, IO, 4s, 2038			26,876,539	2,924,391
Ser. 14-133, Class AI, IO, 4s, 2036			22,629,181	3,143,193
Ser. 13-53, Class IA, IO, 4s, 2026			19,594,437	2,207,509
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			9,552,212	997,729
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			8,444,432	951,012
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			10,108,794	1,176,664
Ser. 12-136, Class IO, IO, 3 1/2s, 2042			25,079,179	5,374,468
Ser. 12-71, Class AI, IO, 3 1/2s, 2042			17,491,175	1,253,068
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			10,061,629	1,417,684
Ser. 14-141, Class GI, IO, 3 1/2s, 2041			21,332,413	2,518,315
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			9,288,766	1,242,837
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			16,296,497	2,263,258
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			7,642,938	800,521
Ser. 14-44, Class IA, IO, 3 1/2s, 2028			25,027,817	2,664,962
Ser. 13-8, Class BI, IO, 3s, 2042			21,160,904	2,116,023
Ser. 13-53, Class PI, IO, 3s, 2041			13,897,841	1,348,924
Ser. 14-141, Class CI, IO, 3s, 2040			14,295,366	1,702,157
Ser. 13-23, Class IK, IO, 3s, 2037			28,344,179	3,573,351
Ser. 14-46, Class KI, IO, 3s, 2036			8,834,637	1,028,087
Ser. 14-30, Class KI, IO, 3s, 2029			13,540,172	1,503,933
Ser. 14-5, Class LI, IO, 3s, 2029			14,780,190	1,667,272
Ser. 13-164, Class CI, IO, 3s, 2028			23,307,872	2,699,737
Ser. 14-44, Class IC, IO, 3s, 2028			21,425,898	2,160,279
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040			15,722,313	108,170
Ser. 10-151, Class KO, PO, zero %, 2037			559,183	514,029
Ser. 06-36, Class OD, PO, zero %, 2036			36,398	32,981

Ser. 14-145, Class PI, IO, 3 1/2s, 2029			19,182,980	2,359,698

Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class M3, 4.321s, 2025			4,405,000	4,451,190

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028			203,146	26,409

				320,017,090
Commercial mortgage-backed securities (18.0%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			3,527,000	3,647,824
Ser. 07-1, Class XW, IO, 0.346s, 2049			6,285,416	53,753

144A Ser. 07-5, Class XW, IO, 0.369s, 2051			16,131,958	136,993

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-5, Class B, 5.243s, 2045			6,500,000	6,529,250
FRB Ser. 05-6, Class F, 5.153s, 2047			2,700,000	2,735,370
FRB Ser. 04-4, Class D, 5.073s, 2042			994,000	1,030,654

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 04-5, Class XC, IO, 0.467s, 2041			2,862,902	23,190
Ser. 02-PB2, Class XC, IO, 0.266s, 2035			3,973,852	2,007
Ser. 04-4, Class XC, IO, 0.207s, 2042			2,880,183	7,468
Ser. 05-1, Class XW, IO, 0.016s, 2042			96,964,035	970

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.743s, 2038			1,763,000	1,815,044
FRB Ser. 06-PW11, Class AJ, 5.435s, 2039			2,295,000	2,355,244
FRB Ser. 05-T18, Class D, 5.134s, 2042			2,192,000	2,243,380
Ser. 04-PR3I, Class X1, IO, 0.353s, 2041			959,979	2,529

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.435s, 2039			8,535,000	8,548,315
Ser. 06-PW14, Class X1, IO, 0.639s, 2038			15,342,992	217,410

Capmark Mortgage Securities Inc. Ser. 97-C1, Class X, IO, 1.633s, 2029			1,625,601	71,383

CD Commercial Mortgage Trust 144A Ser. 07-CD4, Class XW, IO, 0.373s, 2049			41,075,393	332,711

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.568s, 2047			1,108,000	1,250,223
FRB Ser. 11-C2, Class E, 5.568s, 2047			1,650,000	1,768,767

Citigroup Commercial Mortgage Trust Ser. 14-GC19, Class X, IO, 1.331s, 2047			24,083,364	1,985,433

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC11, Class E, 4.458s, 2046			7,414,000	6,422,787
Ser. 06-C5, Class XC, IO, 0.538s, 2049			109,745,752	1,184,157

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.74s, 2047			2,542,000	2,692,521
FRB Ser. 13-CR11, Class AM, 4.715s, 2046			949,000	1,093,125
Ser. 12-CR1, Class XA, IO, 2.114s, 2045			42,818,312	4,460,212
Ser. 13-LC13, Class XA, IO, 1.437s, 2046			71,833,787	5,273,318
Ser. 14-CR18, Class XA, IO, 1.303s, 2047			71,929,636	5,704,739
Ser. 14-CR17, Class XA, IO, 1.21s, 2047			19,900,697	1,479,248
Ser. 14-LC17, Class XA, IO, 1.038s, 2047			40,542,309	2,461,934
Ser. 13-CR13, Class XA, IO, 1.012s, 2023			78,684,559	4,503,904
Ser. 06-C8, Class XS, IO, 0.522s, 2046			46,838,161	407,931

COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.359s, 2045			2,422,000	2,592,388
Ser. 12-LC4, Class E, 4 1/4s, 2044			1,918,000	1,720,233
FRB Ser. 14-UBS6, Class D, 3.967s, 2047			2,446,000	2,133,927
Ser. 13-LC13, Class E, 3.719s, 2046			2,278,000	1,746,986
FRB Ser. 07-C9, Class AJFL, 0.856s, 2049			6,277,000	6,070,926

COMM Mortgage Pass-Through Certificates
Ser. 12-CR3, Class XA, IO, 2.17s, 2045			4,338,901	482,486
Ser. 14-UBS6, Class XA, IO, 1.088s, 2047			58,177,699	4,156,361

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.971s, 2041			5,828,000	6,054,360
Ser. 07-C2, Class AX, IO, 0.078s, 2049			80,225,014	240,675

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C5, Class C, 5.1s, 2038			1,560,000	1,585,712

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			1,412,938	1,529,505
Ser. 03-C3, Class AX, IO, 1.829s, 2038			1,740,375	211
Ser. 02-CP3, Class AX, IO, 1.674s, 2035			869,561	8,922

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			2,369,419	2,383,672

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 2.2s, 2033			539,674	744

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.917s, 2032			95,141	79,824

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			3,997,000	3,995,321

GE Capital Commercial Mortgage Corp. 144A Ser. 05-C3, Class XC, IO, 0.142s, 2045			237,655,654	90,207

GE Commercial Mortgage Corp Trust 144A Ser. 07-C1, Class XC, IO, 0.224s, 2049			111,920,595	425,410

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 05-C1, Class X1, IO, 0.597s, 2043			18,337,745	30,001

GS Mortgage Securities Corp. II
Ser. 05-GG4, Class B, 4.841s, 2039			6,442,000	6,432,466
Ser. 13-GC10, Class XA, IO, 1.73s, 2046			79,495,820	7,751,637

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.414s, 2046			3,433,000	3,408,385
FRB Ser. 13-GC10, Class E, 4.414s, 2046			2,352,000	2,088,082

GS Mortgage Securities Trust
Ser. 13-GC12, Class XA, IO, 1.77s, 2046			59,990,842	5,597,713
Ser. 14-GC18, Class XA, IO, 1.287s, 2047(F)			40,054,108	3,109,742
Ser. 14-GC22, Class XA, IO, 1.088s, 2047(F)			42,957,564	3,105,508
FRB Ser. 14-GC24, Class XA, 0.9s, 2047(F)			35,711,169	2,180,083

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.637s, 2045			7,264,000	7,630,541
Ser. 11-GC3, Class E, 5s, 2044			1,692,000	1,620,228
FRB Ser. 13-GC12, Class D, 4.478s, 2046			2,373,000	2,341,113
Ser. 06-GG6, Class XC, IO, 0.005s, 2038			71,422,337	36,997

JP Morgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 12-C6, Class E, 5.207s, 2045			3,398,000	3,562,663
FRB Ser. 12-LC9, Class D, 4.422s, 2047			3,277,000	3,412,558

JPMBB Commercial Mortgage Securities Trust Ser. 14-C25, Class XA, IO, 1.02s, 2047			54,013,025	3,817,857

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.561s, 2046			3,684,000	3,442,323
FRB Ser. C14, Class D, 4.561s, 2046			9,180,000	9,073,533
FRB Ser. 14-C25, Class D, 3.95s, 2047			3,532,000	3,134,917

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051			9,076,000	9,595,783
FRB Ser. 07-LD12, Class A3, 5.94s, 2051			1,052,539	1,054,388
FRB Ser. 06-LDP7, Class B, 5 7/8s, 2045			3,516,000	2,390,386
Ser. 06-LDP8, Class B, 5.52s, 2045			1,306,000	1,310,480
FRB Ser. 06-LDP6, Class B, 5.498s, 2043			2,815,000	2,815,000
Ser. 06-LDP8, Class AJ, 5.48s, 2045			7,230,000	7,475,169
Ser. 04-LN2, Class A2, 5.115s, 2041			202,635	203,079
FRB Ser. 04-CBX, Class B, 5.021s, 2037			1,143,000	1,150,662
FRB Ser. 13-LC11, Class D, 4.24s, 2046			2,965,000	2,900,880
Ser. 13-C16, Class XA, IO, 1.361s, 2046			60,995,929	4,081,604
Ser. 06-LDP8, Class X, IO, 0.534s, 2045			46,644,127	326,462
Ser. 07-LDPX, Class X, IO, 0.283s, 2049			50,594,890	597,273

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.312s, 2043			3,439,000	3,920,340
FRB Ser. 07-CB20, Class B, 6.174s, 2051			3,855,000	3,926,125
FRB Ser. 07-CB20, Class C, 6.174s, 2051			1,556,000	1,487,754
FRB Ser. 11-C3, Class E, 5.567s, 2046			1,416,000	1,556,755
FRB Ser. 11-C3, Class F, 5.567s, 2046			1,441,000	1,482,443
FRB Ser. 12-C8, Class D, 4.666s, 2045			7,687,000	8,136,999
FRB Ser. 12-C8, Class E, 4.666s, 2045			4,461,000	4,537,920
Ser. 13-C10, Class E, 3 1/2s, 2047			3,043,000	2,223,216
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			2,038,000	1,584,953
Ser. 05-CB12, Class X1, IO, 0.35s, 2037			23,388,120	25,212
Ser. 06-LDP6, Class X1, IO, 0.074s, 2043			46,855,675	65,973

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A FRB Ser. 01-C1, Class H, 5.626s, 2035			1,254,491	1,275,403

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031(F)			382,136	401,560
Ser. 98-C4, Class H, 5.6s, 2035			747,737	782,216

LB-UBS Commercial Mortgage Trust
Ser. 07-C1, Class AJ, 5.484s, 2040			2,950,000	2,986,374
FRB Ser. 06-C6, Class C, 5.482s, 2039			2,621,000	2,571,856
Ser. 06-C7, Class A2, 5.3s, 2038			2,290,148	2,299,996
Ser. 06-C1, Class AJ, 5.276s, 2041			1,634,000	1,674,670
Ser. 07-C2, Class XW, IO, 0.539s, 2040			5,722,757	67,099

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036			7,400,000	4,519,927
Ser. 06-C7, Class XCL, IO, 0.659s, 2038			61,132,684	620,986
Ser. 06-C7, Class XW, IO, 0.659s, 2038			36,584,488	371,625
Ser. 07-C2, Class XCL, IO, 0.539s, 2040			126,761,401	1,486,277
Ser. 05-C5, Class XCL, IO, 0.426s, 2040			68,479,660	231,804
Ser. 05-C2, Class XCL, IO, 0.365s, 2040			62,271,513	24,535
Ser. 05-C7, Class XCL, IO, 0.215s, 2040			103,647,316	125,206

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			23,464	2

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.266s, 2051			1,828,000	2,003,854
FRB Ser. 07-C1, Class A3, 5.837s, 2050			290,698	291,338
FRB Ser. 05-CKI1, Class B, 5.288s, 2037			10,872,000	10,905,703

Merrill Lynch Mortgage Trust 144A
Ser. 05-MCP1, Class XC, IO, 0.608s, 2043			24,435,231	31,912
Ser. 04-KEY2, Class XC, IO, 0.479s, 2039			1,608,617	3,375

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.938s, 2037			229,821	6,619
Ser. 05-C3, Class X, IO, 6.446s, 2044			1,299,186	70,416
Ser. 06-C4, Class X, IO, 6.394s, 2045			4,175,777	413,820

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			4,001,000	4,058,734
Ser. 06-4, Class AJ, 5.239s, 2049			1,709,000	1,725,748

Morgan Stanley Bank of America Merrill Lynch Trust Ser. 13-C12, Class XA, IO, 1.011s, 2046			34,987,607	1,777,615

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class F, 4.416s, 2046			6,212,000	5,320,645
FRB Ser. 13-C10, Class E, 4.083s, 2046			3,285,000	2,995,132

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049			525,965	529,850
FRB Ser. 07-HQ12, Class A2, 5.607s, 2049			302,894	303,349
FRB Ser. 07-HQ12, Class A2FX, 5.607s, 2049			1,377,886	1,375,516
FRB Ser. 07-HQ11, Class D, 5.587s, 2044			3,512,000	3,319,528

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.183s, 2049			1,339,000	1,403,272

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			396,798	398,596

Selkirk, Ltd. 144A Ser. 1, Class A, 1.329s, 2041 (Cayman Islands)			2,105,063	2,099,409

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			1,682,828	420,707

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 4.958s, 2049			2,568,000	2,633,427
Ser. 12-C4, Class XA, IO, 1.849s, 2045			77,395,166	7,899,879

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.002s, 2045			2,156,000	2,171,200
Ser. 06-C24, Class AJ, 5.658s, 2045			1,761,000	1,796,396
Ser. 05-C17, Class D, 5.396s, 2042			6,740,000	6,725,172
FRB Ser. C22, Class AJ, 5.36s, 2044			9,831,000	10,006,975
Ser. 06-C29, IO, 0.386s, 2048			169,806,355	1,076,572
Ser. 07-C34, IO, 0.309s, 2046			14,743,713	119,866

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class E, 5.455s, 2042			1,154,000	1,151,773
FRB Ser. 05-C17, Class F, 5.455s, 2042			2,516,000	2,511,094
FRB Ser. 05-C21, Class E, 5.242s, 2044			3,212,000	3,204,998
Ser. 05-C18, Class XC, IO, 0.358s, 2042			10,458,041	26,877
Ser. 06-C26, Class XC, IO, 0.052s, 2045			10,668,077	11,095

Wells Fargo Commercial Mortgage Trust Ser. 14-LC16, Class XA, IO, 1.485s, 2050			32,033,100	2,791,044

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 12-LC5, Class E, 4.778s, 2045			1,806,000	1,712,810

WF-RBS Commercial Mortgage Trust Ser. 13-C14, Class XA, IO, 0.915s, 2046			76,527,803	4,106,482

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.466s, 2044			6,026,438	6,578,279
FRB Ser. 11-C4, Class E, 5.245s, 2044			1,545,768	1,657,149
Ser. 11-C4, Class F, 5s, 2044			3,615,000	3,497,262
FRB Ser. 11-C3, Class E, 5s, 2044			1,601,000	1,527,093
FRB Ser. 12-C7, Class D, 4.845s, 2045			6,107,000	6,591,163
FRB Ser. 12-C10, Class E, 4.458s, 2045			2,645,000	2,343,305
Ser. 14-C19, Class D, 4.234s, 2047			4,659,000	4,363,317
FRB Ser. 13-C11, Class D, 4.182s, 2045			2,967,000	2,928,058
Ser. 13-C12, Class E, 3 1/2s, 2048			3,607,000	2,912,475
Ser. 13-C14, Class E, 3 1/4s, 2046			6,040,000	4,788,754
Ser. 12-C9, Class XA, IO, 2.21s, 2045			43,331,065	4,783,750
FRB Ser. C5, Class XA, IO, 1.984s, 2044			37,679,388	3,350,451
Ser. 12-C10, Class XA, IO, 1.792s, 2045			100,118,108	9,901,681
Ser. 13-C12, Class XA, IO, 1.494s, 2048			19,942,715	1,606,665
Ser. 13-C11, Class XA, IO, 1.493s, 2045			25,596,891	1,862,353

				405,896,956
Residential mortgage-backed securities (non-agency) (7.6%)

BCAP, LLC Trust 144A FRB Ser. 10-RR1, Class 3A3, 5.19s, 2035			2,013,000	1,962,675

Bear Stearns Asset Backed Securities I Trust FRB Ser. 06-EC2, Class M2, 0.59s, 2036(F)			5,972,901	5,048,893

Bear Stearns Asset Backed Securities Trust FRB Ser. 05-SD2, Class 1M2, 1.168s, 2035			2,799,491	2,451,234

Citigroup Mortgage Loan Trust 144a Ser. 10-8, Class 1A2, 5 1/2s, 2036			3,675,000	3,766,875

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH4, Class M1, 0.448s, 2036(F)			21,848,000	17,969,980

First Franklin Mortgage Loan Trust
FRB Ser. 05-FFH3, Class M3, 0.748s, 2035			20,355,000	16,919,076
FRB Ser. 05-FF4, Class M3, 0.748s, 2035			13,500,000	11,610,000

FIRSTPLUS Home Loan Owner Trust 1997-3 Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)			134,710	13

GSAMP Trust FRB Ser. 05-HE4, Class M3, 0.688s, 2045(F)			15,675,000	12,728,100

Morgan Stanley Mortgage Loan Trust FRB Ser. 05-5AR, Class 1M4, 0.798s, 2035			4,121,000	3,424,590

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-3, Class M3, 0.668s, 2035			7,615,000	5,989,959

RAMP Series 2004-RS10 Trust STEP Ser. RS10, Class MI1, 5.28s, 2034			2,622,691	2,622,691

Residential Asset Mortgage Products Trust
FRB Ser. 05-RS6, Class M4, 0.818s, 2035			5,000,000	4,350,000
FRB Ser. 05-EFC4, Class M4, 0.758s, 2035(F)			10,731,000	8,643,821

Residential Asset Securities Corp. FRB Ser. 05-KS3, Class M6, 1.113s, 2035			6,481,000	5,312,917

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR13, Class A1B2, 1.148s, 2034			10,204,184	9,538,871
FRB Ser. 05-AR11, Class A1C3, 0.678s, 2045(F)			4,113,863	3,671,623
FRB Ser. 05-AR19, Class A1C3, 0.668s, 2045			10,629,042	9,380,129
FRB Ser. 05-AR11, Class A1B2, 0.618s, 2045			4,300,054	3,891,549
FRB Ser. 05-AR13, Class A1C4, 0.598s, 2045			17,358,639	15,015,223
FRB Ser. 05-AR17, Class A1B2, 0.578s, 2045			5,895,227	5,107,035
FRB Ser. 05-AR11, Class A1B3, 0.568s, 2045			9,753,735	8,802,746
FRB Ser. 05-AR8, Class 2AC3, 0.558s, 2045			4,568,477	4,077,366
FRB Ser. 05-AR2, Class 2A1B, 0.538s, 2045			2,217,995	2,012,830
FRB Ser. 2005-AR17, Class A1B3, 0.518s, 2045			1,754,018	1,534,765
FRB Ser. 05-AR6, Class 2A1C, 0.508s, 2045			8,142,992	7,206,548

				173,039,509

Total mortgage-backed securities (cost $885,109,892)				$898,953,555

CORPORATE BONDS AND NOTES (21.4%)(a)
			Principal amount	Value

Basic materials (1.1%)

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			$910,000	$1,069,116

Albemarle Corp. sr. unsec. notes 4.15s, 2024			1,510,000	1,589,302

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			835,000	895,538

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			1,728,000	1,976,927

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			1,170,000	1,331,010

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			112,000	135,691

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			355,000	362,852

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018			300,000	341,708

Eastman Chemical Co. sr. unsec. unsub. notes 3.8s, 2025			1,593,000	1,676,503

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			470,000	686,574

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			590,000	606,024

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			2,085,000	2,038,197

International Paper Co. sr. unsec. notes 8.7s, 2038			510,000	786,974

Methanex Corp. sr. unsec. unsub. notes 4 1/4s, 2024 (Canada)			2,060,000	2,066,505

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021			640,000	688,988

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			110,000	135,738

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			45,000	53,531

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			376,000	390,100

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			215,000	231,741

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022			945,000	986,207

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			393,000	422,736

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			783,000	814,320

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			1,080,000	1,210,129

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			135,000	191,403

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			2,475,000	3,590,223

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			1,385,000	1,906,296

				26,184,333
Capital goods (0.5%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			450,000	450,000

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			3,225,000	3,434,625

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			1,393,000	2,031,262

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038			435,000	625,645

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041			595,000	790,985

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018			720,000	766,098

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019			660,000	756,251

United Technologies Corp. sr. unsec. notes 5.7s, 2040			100,000	133,507

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			995,000	1,510,097

				10,498,470
Communication services (2.6%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			880,000	1,104,347

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			670,000	683,585

American Tower Corp. sr. unsec. notes 7s, 2017(R)			1,210,000	1,371,455

American Tower Corp. sr. unsec. unsub. notes 3.4s, 2019(R)			135,000	139,309

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023			1,415,000	1,451,951

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028			2,025,000	2,004,750

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022			3,645,000	5,404,452

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			700,000	996,968

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			1,325,000	1,861,781

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			1,915,000	2,121,630

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			800,000	900,000

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			845,000	1,196,806

Orange SA sr. unsec. unsub. notes 5 3/8s, 2019 (France)			880,000	1,004,381

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			894,000	1,040,966

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)			610,000	714,842

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			425,000	458,535

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			2,425,000	2,571,427

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			920,000	1,093,763

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			2,435,000	3,534,298

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			4,250,000	4,420,000

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			1,845,000	2,134,578

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			692,000	776,883

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			217,000	335,274

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023			1,119,000	1,541,517

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038			3,016,000	3,912,032

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			127,000	3,379,470

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			4,675,000	5,230,365

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			5,588,000	5,913,942

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			640,000	831,465

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			795,000	1,081,097

				59,211,869
Consumer cyclicals (3.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			870,000	1,153,117

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			1,065,000	1,666,678

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			2,635,000	4,272,492

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			675,000	903,357

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			1,168,000	1,290,640

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			2,305,000	2,565,677

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			3,817,000	5,481,044

CBS Corp. company guaranty sr. unsec. unsub. notes 4.6s, 2045			1,940,000	2,031,436

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			1,820,000	1,771,339

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			950,000	1,068,570

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			3,790,000	6,447,010

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			3,453,000	4,886,178

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			350,000	533,950

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			639,000	639,000

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			1,860,000	2,316,210

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			105,000	117,146

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			661,000	670,915

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			944,000	955,800

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			1,640,000	1,675,834

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			130,000	133,250

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			510,000	652,304

Grupo Televisa SAB sr. unsec. unsub. notes 5s, 2045 (Mexico)			2,120,000	2,247,794

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			675,000	949,269

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			266,000	311,341

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			2,124,000	2,384,933

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			660,000	676,378

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			1,280,000	1,278,400

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			840,000	949,200

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			820,000	887,650

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			5,314,000	7,091,065

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			405,000	515,872

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			240,000	281,802

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024			3,120,000	3,280,218

Nordstrom, Inc. sr. unsec. notes 5s, 2044			1,314,000	1,600,915

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022			740,000	779,804

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			640,000	679,982

Owens Corning company guaranty sr. unsec. notes 9s, 2019			114,000	140,014

QVC, Inc. company guaranty sr. notes 4.85s, 2024			1,105,000	1,170,329

QVC, Inc. company guaranty sr. unsub. notes 4.45s, 2025			944,000	961,632

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			2,140,000	2,338,699

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			1,850,000	2,721,618

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			250,000	251,563

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			1,305,000	1,361,024

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			520,000	608,534

				74,699,983
Consumer staples (1.8%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			694,000	752,846

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			202,000	258,003

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			384,000	500,647

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			5,598,000	9,119,192

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			1,430,000	1,589,514

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			715,000	955,738

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			366,000	376,523

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			453,000	450,735

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			285,000	285,000

CVS Pass-Through Trust sr. notes 6.036s, 2028			73,246	87,156

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			2,066,770	2,717,641

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			360,000	382,112

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022			675,000	917,334

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			1,181,000	1,660,511

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			3,560,000	3,757,893

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			400,000	423,747

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			715,000	733,750

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			3,905,000	4,752,607

Kroger Co. (The) company guaranty sr. unsec. notes 6.9s, 2038			1,703,000	2,416,911

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038			680,000	913,727

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			530,000	716,112

McDonald's Corp. sr. unsec. notes 5.7s, 2039			775,000	993,143

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			610,000	702,225

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			630,000	740,217

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			461,000	534,831

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			654,000	787,491

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			3,665,000	3,801,716

				41,327,322
Energy (1.2%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			602,000	627,585

BG Energy Capital PLC 144A company guaranty sr. unsec. notes 4s, 2021 (United Kingdom)			200,000	211,030

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			620,000	686,364

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			1,580,000	1,362,750

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			775,000	757,544

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			1,930,000	1,933,090

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			885,000	1,250,517

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			1,040,000	785,200

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			525,000	631,571

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040			895,000	1,178,201

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			1,095,000	927,526

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 4 3/8s, 2023 (Brazil)			820,000	675,188

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			2,535,000	2,532,891

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			2,160,000	2,646,238

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020			240,000	270,394

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			130,000	145,617

Spectra Energy Capital, LLC sr. notes 8s, 2019			650,000	800,306

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			1,900,000	2,327,821

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			205,000	169,191

Weatherford International, Ltd. of Bermuda company guaranty notes 6 1/2s, 2036 (Bermuda)			82,000	66,028

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			1,590,000	1,726,533

Williams Cos., Inc. (The) notes 8 3/4s, 2032			383,000	445,172

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			2,565,000	2,380,982

Williams Partners LP sr. unsec. notes 5.4s, 2044			901,000	914,751

Williams Partners LP sr. unsec. notes 4.3s, 2024			919,000	923,125

				26,375,615
Financials (7.6%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			1,725,000	2,460,414

Aflac, Inc. sr. unsec. notes 6.45s, 2040			675,000	932,852

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			1,900,000	1,947,118

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			2,574,000	3,526,380

American International Group, Inc. sr. unsec. notes 4 3/8s, 2055			5,610,000	5,793,032

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			3,255,000	3,387,684

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			2,925,000	2,845,212

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			1,764,000	2,074,092

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			1,485,000	1,941,162

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			1,630,000	1,737,988

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)			4,600,000	4,991,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			1,000,000	1,002,419

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			1,965,000	1,948,975

Bank of America Corp. sub. notes 7 3/4s, 2015			1,465,000	1,520,522

Bank of America, NA sub. notes Ser. BKNT, 5.3s, 2017			905,000	973,328

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			5,338,000	7,308,533

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			1,272,000	1,227,480

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			406,000	414,120

Bear Stearns Cos., Inc. (The) sr. unsec. notes 6.4s, 2017			1,020,000	1,144,125

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			1,685,000	1,951,422

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			2,065,000	2,360,683

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			265,000	293,914

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			460,000	494,592

Capital One Bank USA NA unsec. sub. notes 3 3/8s, 2023			1,260,000	1,281,803

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			2,105,000	2,333,957

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			100,000	126,030

Citigroup, Inc. sr. unsec. sub. FRN notes 0.506s, 2016			1,961,000	1,944,559

CNA Financial Corp. sr. unsec. unsub. notes 3.95s, 2024			650,000	681,946

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			1,865,000	2,224,013

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)			510,000	578,908

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)			1,255,000	1,615,813

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			539,000	565,950

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			1,715,000	2,151,099

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)			410,000	492,027

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			945,000	1,031,510

EPR Properties unsec. notes 5 1/4s, 2023(R)			1,150,000	1,255,644

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			1,031,000	1,034,866

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			626,000	580,615

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			2,781,000	3,009,562

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			300,000	423,015

Genworth Holdings, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			1,075,000	1,053,752

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			940,000	1,132,973

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			950,000	1,237,705

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040			3,548,000	5,008,839

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			4,755,000	5,682,686

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)			835,000	908,455

Hospitality Properties Trust sr. unsec. unsub. notes 4.65s, 2024(R)			246,000	259,874

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			875,000	917,471

HSBC Bank USA, NA unsec. sub. notes 7s, 2039			2,000,000	3,048,440

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			4,560,000	6,874,200

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			1,240,000	1,502,631

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			955,000	963,336

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			2,705,000	3,093,867

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			895,000	988,975

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			1,149,000	1,157,618

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			1,565,000	1,611,901

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017			404,000	449,177

JPMorgan Chase Bank, NA sub. notes Ser. BKNT, 6s, 2017			1,311,000	1,443,060

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			130,000	152,750

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)			225,000	227,320

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			1,846,000	1,887,535

Lloyds Banking Group PLC sr. unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			2,145,000	2,257,419

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			2,599,000	4,418,526

Metropolitan Life Global Funding I 144A notes 3s, 2023			715,000	734,882

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.8s, 2025			3,000,000	4,153,179

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			150,000	163,630

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			1,090,000	1,166,300

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			500,000	500,631

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			85,000	142,345

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			1,601,000	1,699,061

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)			5,160,000	5,730,810

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			1,010,000	1,182,387

Pacific LifeCorp 144A sr. notes 6s, 2020			1,575,000	1,811,369

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			357,000	400,196

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			1,135,000	1,610,362

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			455,000	501,600

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			1,465,000	1,547,721

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes Ser. REGS, 9 1/2s, 2022 (United Kingdom)			2,640,000	2,991,120

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			2,600,000	2,715,745

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			2,790,000	3,011,489

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			1,125,000	1,136,060

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			1,125,000	1,132,289

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)			1,185,000	1,285,281

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			460,000	453,100

Standard Chartered PLC unsec.sub. notes 5.7s, 2022 (United Kingdom)			3,119,000	3,469,923

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)			2,380,000	2,566,857

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039			889,000	1,284,771

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 4 3/8s, 2054			311,000	374,271

TIERS Trust/United States 144A bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			3,965,000	4,123,600

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			975,000	1,369,436

Wells Fargo Bank NA sr. unsec. sub. notes Ser. BKNT, 6.6s, 2038			250,000	368,707

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			750,000	856,242

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			2,990,000	3,178,287

				171,548,525
Health care (0.6%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			1,660,000	2,344,235

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042			665,000	743,618

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			356,000	387,221

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			839,000	927,095

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035			1,433,000	1,591,958

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025			1,432,000	1,515,941

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			2,201,000	2,354,036

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			720,000	745,200

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			1,045,000	1,430,383

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			244,000	269,182

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			975,000	1,151,711

				13,460,580
Technology (0.3%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			1,232,000	1,317,256

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			2,578,000	2,799,275

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020			580,000	597,400

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			1,075,000	1,140,038

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			425,000	488,750

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			820,000	820,000

				7,162,719
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			1,520,000	1,920,492

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			412,036	434,698

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			229,075	239,384

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			154,000	151,028

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			286,000	315,322

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			1,115,000	1,564,053

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			185,711	213,568

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			460,000	473,800

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			384,343	414,129

				5,726,474
Utilities and power (2.1%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			580,000	757,229

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			390,000	461,323

Beaver Valley Funding Corp. sr. bonds 9s, 2017			68,000	73,440

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			2,280,000	2,896,061

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033			480,000	635,782

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			710,000	791,817

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			725,000	841,910

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			845,000	900,908

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			1,940,000	2,105,521

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			830,000	1,095,072

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			750,000	862,611

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			1,130,000	1,214,863

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			970,000	1,417,222

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			2,895,000	3,039,750

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			695,000	781,027

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			2,265,000	2,709,640

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			780,000	857,569

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			1,220,000	1,346,235

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			2,710,000	3,149,538

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			510,000	674,792

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			330,000	373,097

Kansas Gas and Electric Co. bonds 5.647s, 2021			455,188	461,314

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			1,274,000	1,356,595

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			1,455,000	1,471,305

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			1,285,000	1,890,442

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			1,000,000	1,352,615

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037			410,000	576,503

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			360,000	501,106

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			1,455,000	1,615,092

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038			295,000	414,530

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037			785,000	1,027,065

PacifiCorp sr. mtge. bonds 6 1/4s, 2037			460,000	657,366

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			885,000	939,152

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			3,220,000	3,717,306

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017			340,000	378,551

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			2,840,000	3,628,304

West Penn Power Co. 144A sr. bonds 5.95s, 2017			830,000	926,390

				47,899,043

Total corporate bonds and notes (cost $443,826,465)				$484,094,933

ASSET-BACKED SECURITIES (2.6%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			$59,213,000	$59,213,000

Total asset-backed securities (cost $59,213,000)				$59,213,000

PURCHASED SWAP OPTIONS OUTSTANDING (1.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		$89,474,600	$1,224,013

(2.0575)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.0575		178,949,200	166,423

(2.1575)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.1575		178,949,200	53,685

(2.254)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.254		178,949,200	1,789

(2.354)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.354		178,949,200	179

Barclays Bank PLC

(2.21)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.21		178,949,200	1,789

(2.31)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.31		178,949,200	537

Citibank, N.A.

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		138,046,500	4,972,435

(2.245)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.245		89,474,600	895

(2.219)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.219		89,474,600	895

(2.319)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.319		89,474,600	179

(2.345)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.345		89,474,600	89

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		211,953,000	8,433,610

2.09125/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09125		179,545,000	5,002,124

2.09/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09		179,545,000	4,985,965

(2.1175)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.1175		268,423,800	102,001

(2.2175)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.2175		268,423,800	29,527

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60		126,292,800	126

Goldman Sachs International

2.34/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.34		51,387,325	2,586,324

(2.22)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.22		178,949,200	1,789

(2.32)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.32		178,949,200	1,789

(2.89)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.89		51,387,325	514

(2.94)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.94		51,387,325	51

(3.04)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/3.04		51,387,325	51

Total purchased swap options outstanding (cost $24,712,731)				$27,566,779

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/$103.07		$138,000,000	$1,385,520

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/102.78		138,000,000	1,189,560

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/100.37		138,000,000	138

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.22		82,000,000	82

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.41		82,000,000	82

Total purchased options outstanding (cost $8,068,282)				$2,575,382

MUNICIPAL BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$770,000	$1,180,895

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			675,000	1,040,931

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			845,000	1,081,625

Total municipal bonds and notes (cost $2,295,029)				$3,303,451

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (—%)(a)
			Principal amount	Value

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$200,000	$208,869

Total foreign government and agency bonds and notes (cost $199,694)				$208,869

SHORT-TERM INVESTMENTS (28.3%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.09%, April 15, 2015			$19,900,000	$19,898,328

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.09%, April 6, 2015			7,505,000	7,504,445

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.08%, April 8, 2015			4,900,000	4,899,628

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.08%, April 16, 2015			5,600,000	5,599,524

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	182,103,028	182,103,028

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	371,714,541	371,714,541

SSgA Prime Money Market Fund Class N 0.01%(P)		Shares	4,370,000	4,370,000

U.S. Treasury Bills with an effective yield of 0.01%, April 16, 2015(SEGSF)(SEGCCS)			$250,000	249,996

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.04%, April 2, 2015(SEG)(SEGSF)(SEGCCS)			6,594,000	6,593,921

U.S. Treasury Bills with an effective yield of 0.02%, April 23, 2015(SEG)(SEGSF)			963,000	962,984

U.S. Treasury Bills with an effective yield of 0.03%, April 9, 2015(SEG)(SEGSF)(SEGCCS)			9,675,000	9,674,913

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, February 12, 2015(SEGSF)(SEGCCS)			10,177,000	10,176,978

U.S. Treasury Bills with an effective yield of 0.02%, February 26, 2015(SEG)(SEGSF)(SEGCCS)			6,500,000	6,499,921

U.S. Treasury Bills with effective yields ranging from zero% to 0.02%, February 5, 2015(SEGSF)			6,996,000	6,995,989

U.S. Treasury Bills with an effective yield of 0.10%, July 23, 2015(SEG)(SEGCCS)			1,203,000	1,202,672

U.S. Treasury Bills with an effective yield of 0.08%, May 28, 2015(SEGCCS)			233,000	232,987

Total short-term investments (cost $638,675,242)				$638,679,855

TOTAL INVESTMENTS

Total investments (cost $3,771,595,022)(b)				$3,837,379,050

FUTURES CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	314	$47,502,313	Mar-15	$(289,378)
U.S. Treasury Bond Ultra 30 yr (Long)	581	103,962,688	Mar-15	12,336,068
U.S. Treasury Note 5 yr (Long)	2,196	266,470,875	Mar-15	4,410,993
U.S. Treasury Note 10 yr (Long)	2,035	266,330,625	Mar-15	3,092,696

Total				$19,550,379

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/15 (premiums $25,572,006) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.154/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.154	$178,949,200	$12,526
1.9575/3 month USD-LIBOR-BBA/Feb-25	Feb-15/1.9575	178,949,200	440,215
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	178,949,200	1,406,541
Barclays Bank PLC

2.11/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.11	178,949,200	16,105
Citibank, N.A.

2.145/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.145	89,474,600	4,474
2.119/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.119	89,474,600	7,158
Credit Suisse International

2.0175/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.0175	268,423,800	319,424
(1.80)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80	179,545,000	2,158,131
(1.80125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80125	179,545,000	2,167,108
(1.94)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94	179,545,000	3,325,173
(1.94125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94125	179,545,000	3,337,742
Goldman Sachs International

2.84/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.84	51,387,325	51
2.12/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.12	178,949,200	14,316
(2.095)/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.095	51,387,325	1,082,731
(2.2175)/3 month USD-LIBOR-BBA/Mar-45	Mar-15/2.2175	51,387,325	1,713,767
(2.49)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.49	51,387,325	3,725,067
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	21,202,000	3,492,182

Total			$23,222,711

WRITTEN OPTIONS OUTSTANDING at 1/31/15 (premiums $7,901,094) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/$102.07	$138,000,000	$797,640
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.78	138,000,000	673,440
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.07	138,000,000	436,080
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/100.78	138,000,000	364,320
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.48	138,000,000	138
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.42	138,000,000	138
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.53	82,000,000	82
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.66	82,000,000	82
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.47	82,000,000	82
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.34	82,000,000	82

Total			$2,272,084

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46 (Purchased)	Jan-16/2.82	$51,387,325	$(1,541,620)	$(95,067)
(1.885)/3 month USD-LIBOR-BBA/Jan-46 (Written)	Jan-16/1.885	51,387,325	1,541,620	(347,892)
JPMorgan Chase Bank N.A.

(2.0975)/3 month USD-LIBOR-BBA/Feb-25 (Purchased)	Feb-15/2.0975	134,212,000	(392,570)	(389,215)
(5.00 Floor)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-21/5.00	1,000,000	222,000	(17,870)
(1.7975)/3 month USD-LIBOR-BBA/Feb-25 (Written)	Feb-15/1.7975	134,212,000	392,570	(80,526)

Total			$222,000	$(930,570)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/15 (proceeds receivable $860,153,984) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 6s, February 1, 2045	$10,000,000	2/12/15	$11,321,875
Federal National Mortgage Association, 4 1/2s, March 1, 2045	24,000,000	3/12/15	26,014,687
Federal National Mortgage Association, 4 1/2s, February 1, 2045	35,000,000	2/12/15	37,980,467
Federal National Mortgage Association, 4s, March 1, 2045	46,000,000	3/12/15	49,168,020
Federal National Mortgage Association, 4s, February 1, 2045	79,000,000	2/12/15	84,597,893
Federal National Mortgage Association, 3 1/2s, March 1, 2045	12,000,000	3/12/15	12,647,344
Federal National Mortgage Association, 3 1/2s, February 1, 2045	92,000,000	2/12/15	97,189,370
Federal National Mortgage Association, 3s, March 1, 2045	29,000,000	3/12/15	29,913,274
Federal National Mortgage Association, 3s, February 1, 2045	462,000,000	2/12/15	477,700,793
Government National Mortgage Association, 5s, February 1, 2045	2,000,000	2/19/15	2,176,250
Government National Mortgage Association, 4 1/2s, February 1, 2045	14,000,000	2/19/15	15,196,563
Government National Mortgage Association, 4s, February 1, 2045	8,000,000	2/19/15	8,531,875
Government National Mortgage Association, 3 1/2s, February 1, 2045	12,000,000	2/19/15	12,671,250

Total			$865,109,661

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$102,774,650		$296,690	1/6/25	2.28%	3 month USD-LIBOR-BBA	$(4,346,641)
	102,774,650		1,273,049	1/6/25	2.53%	3 month USD-LIBOR-BBA	(5,777,122)
	520,582,000	(E)	2,889,743	3/18/17	1.25%	3 month USD-LIBOR-BBA	(2,004,771)
	74,062,000	(E)	1,250,180	3/18/20	2.25%	3 month USD-LIBOR-BBA	(1,808,137)
	721,489,000	(E)	51,375,750	3/18/25	3.00%	3 month USD-LIBOR-BBA	(26,723,273)
	3,169,000	(E)	267,413	3/18/45	3.50%	3 month USD-LIBOR-BBA	(688,937)
	154,970,000		(628)	12/19/19	1.742%	3 month USD-LIBOR-BBA	(3,264,212)
	160,822,000		(2,123)	1/9/25	3 month USD-LIBOR-BBA	2.07875%	4,204,865
	149,046,800		147,079	1/16/25	3 month USD-LIBOR-BBA	2.12%	4,560,895
	281,241,000		(2,264)	1/12/20	3 month USD-LIBOR-BBA	1.6457%	4,252,493
	103,534,875		(8,269)	1/23/25	3 month USD-LIBOR-BBA	2.14%	3,208,796
	195,262,000		(1,572)	12/19/19	1.7285%	3 month USD-LIBOR-BBA	(3,984,860)
	154,970,000		(628)	12/19/19	1.734%	3 month USD-LIBOR-BBA	(3,203,567)
	120,484,700		(1,590)	1/22/25	3 month USD-LIBOR-BBA	2.09%	3,185,374
	31,485,000		(416)	1/9/25	3 month USD-LIBOR-BBA	2.081%	829,833
	425,461,000		(3,425)	1/9/20	1.62%	3 month USD-LIBOR-BBA	(5,974,317)
	268,877,455		(3,549)	1/14/25	3 month USD-LIBOR-BBA	2.10%	7,486,642
	184,994,370		(1,332)	1/15/25	3 month USD-LIBOR-BBA	2.09%	4,968,963
	149,046,800		(1,967)	1/22/25	3 month USD-LIBOR-BBA	2.095%	4,010,290
	148,142,000		(1,955)	1/12/25	2.14412%	3 month USD-LIBOR-BBA	(4,757,842)
	281,241,000		(2,264)	1/12/20	3 month USD-LIBOR-BBA	1.65338%	4,357,973
	148,131,000		(1,955)	1/12/25	2.1372%	3 month USD-LIBOR-BBA	(4,661,403)
	148,139,000		(1,955)	1/12/25	2.142%	3 month USD-LIBOR-BBA	(4,728,396)
	281,241,000		(2,264)	1/12/20	3 month USD-LIBOR-BBA	1.648%	4,284,052
	148,131,000		(1,955)	1/12/25	2.14055%	3 month USD-LIBOR-BBA	(4,707,882)
	281,241,000		(2,264)	1/12/20	3 month USD-LIBOR-BBA	1.6464%	4,262,159
	148,124,000		(1,955)	1/12/25	2.138%	3 month USD-LIBOR-BBA	(4,672,354)
	281,241,000		(2,264)	1/12/20	3 month USD-LIBOR-BBA	1.64084%	4,185,680
	67,106,000		(886)	1/20/25	3 month USD-LIBOR-BBA	1.949%	896,321
	93,351,000		(1,232)	1/20/25	1.875%	3 month USD-LIBOR-BBA	(601,702)
	37,584,000		(303)	1/22/20	1.45125%	3 month USD-LIBOR-BBA	(193,128)
	46,229,000		(610)	1/22/25	1.921%	3 month USD-LIBOR-BBA	(492,068)
	41,755,000		(1,420)	1/22/45	2.31125%	3 month USD-LIBOR-BBA	(1,273,549)
	102,069,000		(1,347)	1/22/25	1.92125%	3 month USD-LIBOR-BBA	(1,088,791)
	64,981,000		(523)	1/23/20	1.4975%	3 month USD-LIBOR-BBA	(477,451)
	107,847,000		(868)	1/26/20	1.517%	3 month USD-LIBOR-BBA	(877,773)
	23,615,000		(803)	1/26/45	3 month USD-LIBOR-BBA	2.384%	1,111,096
	78,950,000		(1,042)	1/27/25	3 month USD-LIBOR-BBA	1.9625%	1,122,849
	78,950,000		(1,042)	1/27/25	3 month USD-LIBOR-BBA	1.963%	1,126,565
	38,682,000		(511)	1/27/25	3 month USD-LIBOR-BBA	1.95475%	522,107
	27,338,000	(E)	(929)	2/2/46	3 month USD-LIBOR-BBA	2.335%	444,379
	10,161,000		(134)	2/3/25	3 month USD-LIBOR-BBA	1.791%	(22,488)
	120,484,700		(1,593)	1/9/25	3 month USD-LIBOR-BBA	2.07%	3,051,487

	Total		$57,440,067	$(24,257,845)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,482,845	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(39,296)
2,707,621	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(63,848)
Barclays Bank PLC
5,108,691	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	46,735
4,173,452	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	16,665
2,456,367	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(67,015)
8,680,471	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,210)
7,992,191	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	31,508
7,340,529	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	26,643
22,324,969	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(591,625)
22,683,548	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(78,945)
18,256,257	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	66,264
897,161	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,646
1,587,742	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,763
1,916,919	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(16,131)
19,421,380	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(67,591)
24,164,643	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	87,709
7,463,571	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	22,014
371,760	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,985)
1,130,869	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,105
725,687	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,974
13,098,873	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	47,544
8,197,221	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(28,528)
3,792,311	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(100,498)
1,073,733	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,233
4,663,150	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	18,620
20,937,160	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	75,994
3,498,193	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,697
593,935	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,342
1,926,145	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,594
1,396,361	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,505
17,042,807	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(59,313)
6,438,540	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(15,691)
2,576,128	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,199)
1,288,025	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,599)
1,288,025	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,599)
2,584,712	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,216)
6,713,895	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(13,549)
2,584,558	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,216)
2,486,801	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,026
5,413,294	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,840)
3,293,682	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(17,591)
5,160,995	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(10,415)
972,889	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	18,733
2,508,169	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,729)
4,468,676	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,552)
4,496,411	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	33,863
1,979,121	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,184
Citibank, N.A.
7,729,526	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	28,055
10,395,742	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	37,733
Credit Suisse International
18,780,893	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	66,176
3,134,232	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	47,605
3,738,218	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(96,550)
4,232,205	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	48,620
4,708,053	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	90,655
10,096,457	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(167,576)
4,496,411	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(122,453)
5,679,531	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(150,511)
8,798,992	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(233,179)
20,272,757	88,694	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(448,547)
Goldman Sachs International
4,723,168	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(25,225)
3,643,560	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(19,459)
11,966,670	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(100,700)
4,576,544	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(24,442)
6,095,199	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(166,291)
6,095,199	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(166,291)
1,962,943	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(46,288)
6,760,569	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(23,529)
2,539,759	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,839)
5,108,691	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(46,735)
715,240	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,954)
2,299,867	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(55,913)
154,763	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,302)
4,759,584	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(40,052)
9,261,264	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(32,232)
343,406	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,195)
915,648	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,187)
1,573,799	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(8,405)
5,176,215	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(27,645)
5,020,798	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(136,979)
8,592,008	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(72,302)
6,503,035	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(177,417)
9,295,213	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(246,329)
9,185,486	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	176,869
JPMorgan Chase Bank N.A.
7,694,338	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(203,905)
9,295,629	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(246,340)
9,185,883	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	176,879

Total	$88,694	$(3,156,000)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$13,534	$198,000	5/11/63	300 bp	$13,432
	CMBX NA BBB- Index	BBB-/P	26,395	438,000	5/11/63	300 bp	26,169
	CMBX NA BBB- Index	BBB-/P	54,079	876,000	5/11/63	300 bp	53,627
	CMBX NA BBB- Index	BBB-/P	51,528	904,000	5/11/63	300 bp	51,061
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	88,467	798,000	5/11/63	300 bp	88,054
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	2,078	17,000	5/11/63	300 bp	2,069
	CMBX NA BBB- Index	BBB-/P	401	88,000	5/11/63	300 bp	356
	CMBX NA BBB- Index	BBB-/P	44,521	459,000	5/11/63	300 bp	44,284
	CMBX NA BBB- Index	BBB-/P	2,764	473,000	5/11/63	300 bp	2,519
	CMBX NA BBB- Index	BBB-/P	906	697,000	5/11/63	300 bp	546
	CMBX NA BBB- Index	BBB-/P	58,504	735,000	5/11/63	300 bp	58,124
	CMBX NA BBB- Index	BBB-/P	59,046	740,000	5/11/63	300 bp	58,664
	CMBX NA BBB- Index	BBB-/P	57,683	745,000	5/11/63	300 bp	57,298
	CMBX NA BBB- Index	BBB-/P	49,008	745,000	5/11/63	300 bp	48,624
	CMBX NA BBB- Index	BBB-/P	23,034	757,000	5/11/63	300 bp	22,642
	CMBX NA BBB- Index	BBB-/P	13,355	758,000	5/11/63	300 bp	12,964
	CMBX NA BBB- Index	BBB-/P	12,276	799,000	5/11/63	300 bp	11,863
	CMBX NA BBB- Index	BBB-/P	9,799	844,000	5/11/63	300 bp	9,363
	CMBX NA BBB- Index	BBB-/P	6,083	849,000	5/11/63	300 bp	5,644
	CMBX NA BBB- Index	BBB-/P	64,541	886,000	5/11/63	300 bp	64,083
	CMBX NA BBB- Index	BBB-/P	102,818	910,000	5/11/63	300 bp	102,348
	CMBX NA BBB- Index	BBB-/P	60,857	1,483,000	5/11/63	300 bp	60,091
	CMBX NA BBB- Index	BBB-/P	173	7,000	1/17/47	300 bp	10
	CMBX NA BBB- Index	BBB-/P	13,075	740,000	1/17/47	300 bp	(4,241)
	CMBX NA BBB- Index	BBB-/P	29,062	1,189,000	1/17/47	300 bp	1,339
	CMBX NA BB Index	—	(4,637)	1,273,000	5/11/63	(500 bp)	(401)
	CMBX NA BB Index	—	(4,864)	931,000	5/11/63	(500 bp)	(1,766)
	CMBX NA BB Index	—	20,597	780,000	5/11/63	(500 bp)	23,193
	CMBX NA BB Index	—	11,831	765,000	5/11/63	(500 bp)	14,377
	CMBX NA BB Index	—	(12,033)	689,000	5/11/63	(500 bp)	(9,740)
	CMBX NA BB Index	—	6,875	665,000	5/11/63	(500 bp)	9,087
	CMBX NA BB Index	—	7,659	383,000	5/11/63	(500 bp)	8,933
	CMBX NA BB Index	—	(2,828)	310,000	5/11/63	(500 bp)	(1,796)
	CMBX NA BB Index	—	(2,373)	309,000	5/11/63	(500 bp)	(1,344)
	CMBX NA BB Index	—	(2,960)	309,000	5/11/63	(500 bp)	(1,932)
	CMBX NA BB Index	—	(13,266)	684,000	5/11/63	(500 bp)	(10,990)
	CMBX NA BBB- Index	BBB-/P	(728)	215,000	5/11/63	300 bp	(839)
	CMBX NA BBB- Index	BBB-/P	(3,825)	401,000	5/11/63	300 bp	(4,032)
	CMBX NA BBB- Index	BBB-/P	(2,526)	419,000	5/11/63	300 bp	(2,742)
	CMBX NA BBB- Index	BBB-/P	27,854	582,000	5/11/63	300 bp	27,553
	CMBX NA BBB- Index	BBB-/P	17,442	733,000	5/11/63	300 bp	17,063
	CMBX NA BBB- Index	BBB-/P	2,684	775,000	5/11/63	300 bp	2,284
	CMBX NA BBB- Index	BBB-/P	539	776,000	5/11/63	300 bp	138
	CMBX NA BBB- Index	BBB-/P	2,177	807,000	5/11/63	300 bp	1,760
	CMBX NA BBB- Index	BBB-/P	4,959	817,000	5/11/63	300 bp	4,537
	CMBX NA BBB- Index	BBB-/P	(14,777)	818,000	5/11/63	300 bp	(15,200)
	CMBX NA BBB- Index	BBB-/P	(8,355)	834,000	5/11/63	300 bp	(8,786)
	CMBX NA BBB- Index	BBB-/P	(2,802)	840,000	5/11/63	300 bp	(3,236)
	CMBX NA BBB- Index	BBB-/P	560	841,000	5/11/63	300 bp	125
	CMBX NA BBB- Index	BBB-/P	(2,815)	842,000	5/11/63	300 bp	(3,250)
	CMBX NA BBB- Index	BBB-/P	(7,939)	848,000	5/11/63	300 bp	(8,377)
	CMBX NA BBB- Index	BBB-/P	(7,515)	898,000	5/11/63	300 bp	(7,979)
	CMBX NA BBB- Index	BBB-/P	10,939	918,000	5/11/63	300 bp	10,465
	CMBX NA BBB- Index	BBB-/P	9,126	918,000	5/11/63	300 bp	8,652
	CMBX NA BBB- Index	BBB-/P	4,758	1,027,000	5/11/63	300 bp	4,228
	CMBX NA BBB- Index	BBB-/P	(12,627)	1,257,000	5/11/63	300 bp	(13,276)
	CMBX NA BBB- Index	BBB-/P	6,020	1,300,000	5/11/63	300 bp	5,349
	CMBX NA BBB- Index	BBB-/P	(32,022)	1,654,000	5/11/63	300 bp	(32,876)
	CMBX NA BBB- Index	BBB-/P	(22,230)	1,804,000	5/11/63	300 bp	(23,162)
	CMBX NA BBB- Index	BBB-/P	(27,275)	1,809,000	5/11/63	300 bp	(28,210)
	CMBX NA BBB- Index	BBB-/P	2,777	2,092,000	5/11/63	300 bp	1,696
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	229	88,000	5/11/63	300 bp	184
	CMBX NA BBB- Index	BBB-/P	(1,292)	283,000	5/11/63	300 bp	(1,438)
	CMBX NA BBB- Index	BBB-/P	(4,724)	683,000	5/11/63	300 bp	(5,077)
	CMBX NA BBB- Index	BBB-/P	7,362	273,000	1/17/47	300 bp	996
	CMBX NA BB Index	—	(8,674)	818,000	5/11/63	(500 bp)	(5,952)
	CMBX NA BB Index	—	777	640,000	5/11/63	(500 bp)	2,907
	CMBX NA BB Index	—	8,660	383,000	5/11/63	(500 bp)	9,935
	CMBX NA BB Index	—	(2,968)	309,000	5/11/63	(500 bp)	(1,939)
	CMBX NA BBB- Index	BBB-/P	(4,374)	401,000	5/11/63	300 bp	(4,581)
	CMBX NA BBB- Index	BBB-/P	(13,630)	818,000	5/11/63	300 bp	(14,053)
	CMBX NA BBB- Index	BBB-/P	9,424	825,000	5/11/63	300 bp	8,998
	CMBX NA BBB- Index	BBB-/P	(7,841)	838,000	5/11/63	300 bp	(8,274)
	CMBX NA BBB- Index	BBB-/P	(8,404)	838,000	5/11/63	300 bp	(8,837)
	CMBX NA BBB- Index	BBB-/P	(8,404)	838,000	5/11/63	300 bp	(8,837)
	CMBX NA BBB- Index	BBB-/P	5,023	842,000	5/11/63	300 bp	4,588
	CMBX NA BBB- Index	BBB-/P	(3,379)	842,000	5/11/63	300 bp	(3,814)
	CMBX NA BBB- Index	BBB-/P	(7,209)	898,000	5/11/63	300 bp	(7,678)

	Total		$752,963	$707,567

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
BKNT	Bank Note
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,258,352,984.
(b)	The aggregate identified cost on a tax basis is $3,783,670,120, resulting in gross unrealized appreciation and depreciation of $116,031,163 and $62,322,233, respectively, or net unrealized appreciation of $53,708,930.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$144,207,935	$101,289,791	$63,394,698	$30,283	$182,103,028
	Putnam Short Term Investment Fund*	289,802,238	196,587,824	114,675,521	89,377	371,714,541
	Totals	$434,010,173	$297,877,615	$178,070,219	$119,660	$553,817,569
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,552,795,811 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $5,648,487 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $10,752,976 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,441,328 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$—	$59,213,000
Corporate bonds and notes	—	484,094,933	—
Foreign government and agency bonds and notes	—	208,869	—
Mortgage-backed securities	—	898,953,542	13
Municipal bonds and notes	—	3,303,451	—
Purchased options outstanding	—	2,575,382	—
Purchased swap options outstanding	—	27,566,779	—
U.S. government and agency mortgage obligations	—	1,722,338,578	—
U.S. treasury obligations	—	444,648	—
Short-term investments	558,187,569	80,492,286	—

Totals by level	$558,187,569	$3,219,978,468	$59,213,013

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$19,550,379	$—	$—
Written options outstanding	—	(2,272,084)	—
Written swap options outstanding	—	(23,222,711)	—
Forward premium swap option contracts	—	(930,570)	—
TBA sale commitments	—	(865,109,661)	—
Interest rate swap contracts	—	(81,697,912)	—
Total return swap contracts	—	(3,244,694)	—
Credit default contracts	—	(45,396)	—

Totals by level	$19,550,379	$(976,523,028)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of October 31, 2014	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation)	Purchases	Sales	Net transfers in and/or out of Level 3 †	Balance as of January 31, 2015

Asset-backed securities	$—	$—	$—	$—	$—	$—	$59,213,000	$59,213,000
Mortgage-backed securities	$—	—	—	—	—	—	13	$13

Totals:	$—	$—	$—	$—	$—	$—	$59,213,013	$59,213,013

† Transfers are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at January 31, 2015.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$30,776	$76,172
Interest rate contracts	113,173,983	174,849,414

Total	$113,204,759	$174,925,586

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$515,500,000
Purchased swap option contracts (contract amount)		$3,018,000,000
Written TBA commitment option contracts (contract amount)		$1,031,000,000
Written swap option contracts (contract amount)		$2,208,900,000
Futures contracts (number of contracts)		5,000
Centrally cleared interest rate swap contracts (notional)		$5,468,500,000
OTC total return swap contracts (notional)		$539,600,000
OTC credit default contracts (notional)		$58,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$–	$–	$ 17,388,186	$–	$–	$–	$–	$–	$ 17,388,186
	OTC Total return swap contracts*#	–	556,361	–	65,788	253,056	176,869	176,879	–	1,228,953
	OTC Credit default contracts*#	–	–	–	–	23,620	7,156	–	–	30,776
	Futures contracts§	–	–	–	–	–	–	–	3,251,488	3,251,488
	Forward premium swap option contracts#	–	–	–	–	–	–	–	–	–
	Purchased swap options#	1,446,089	2,326	–	4,974,493	18,553,353	2,590,518	–	–	27,566,779
	Purchased options#	–	–	–	–	–	–	2,575,382	–	2,575,382

	Total Assets	$1,446,089	$558,687	$17,388,186	$5,040,281	$18,830,029	$2,774,543	$2,752,261	$3,251,488	$52,041,564

	Liabilities:
	Centrally cleared interest rate swap contracts§	–	–	19,838,864	–	–	–	–	–	19,838,864
	OTC Total return swap contracts*#	103,144	1,163,037	–	–	1,307,510	1,449,711	450,245	–	4,473,647
	OTC Credit default contracts*#	1,247	413	–	–	63,908	10,604	–	–	76,172
	Futures contracts§	–	–	–	–	–	–	–	–	–
	Forward premium swap option contracts#	–	–	–	–	–	442,959	487,611	–	930,570
	Written swap options#	1,859,282	16,105	–	11,632	11,307,578	6,535,932	3,492,182	–	23,222,711
	Written options#	–	–	–	–	–	–	2,272,084	–	2,272,084

	Total Liabilities	$1,963,673	$1,179,555	$19,838,864	$11,632	$12,678,996	$8,439,206	$6,702,122	$–	$50,814,048

	Total Financial and Derivative Net Assets	$(517,584)	$(620,868)	$(2,450,678)	$5,028,649	$6,151,033	$(5,664,663)	$(3,949,861)	$3,251,488	$1,227,516
	Total collateral received (pledged)##†	$(517,584)	$(620,868)	$–	$4,370,000	$5,648,487	$(4,474,000)	$(3,584,328)	$–
	Net amount	$–	$–	$(2,450,678)	$658,649	$502,546	$(1,190,663)	$(365,533)	$3,251,488

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015